PROPERTY, PLANT AND EQUIPMENT (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Operating Leases, Rent Expense, Contingent Rentals	£ 0	£ 0
The Group [member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	42	49
The Bank [member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	£ 23	£ 24